Investment in Affiliates (Tables)	6 Months Ended
Sep. 30, 2018
Investments in and Advances to Affiliates [Abstract]
Summary of Investment in Affiliates

Investment in affiliates at March 31, 2018 and September 30, 2018 consists of the following:

	Millions of yen
	March 31, 2018	September 30, 2018
Shares	¥531,481	¥525,915
Loans and others	59,882	66,907

	¥591,363	¥592,822